Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Federal deposit insurance	$ 250,000	$ 250,000
Allowance for doubtful accounts	0	0	$ 0
Accumulated deficit	(66,027,771)	(61,990,131) [1]	$ (52,176,465)
Working capital deficit	$ 25,730,147	$ 21,674,139

[1]	Derived from audited information